Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Income (Expenses), Net
23.	OTHER INCOME (EXPENSES), NET

Other income (expenses), net is comprised of the following:

	Years ended December 31,
	2014	2013	2012
Loss on securities repurchase agreement	(23,051)	—	—
Gain on sale of investments in equity securities	14,050	2,466	2,166
Gain (loss) on currency operations	2,980	132	(2,626)
Gain on accounts payable with expired legal term	930	11,324	4,043
Gain on forgiveness of fines and penalties	28	2,550	2,777
Dividends received	1	285	25,981
Loss on disposal of subsidiaries	—	(76,814)	—
Other (expenses) income, net	(4,551)	(14,514)	762

Total other (expenses) income, net	(9,613)	(74,571)	33,103

During 2014, the Group recognized a loss of $23,051 related to the failure of a counterparty to a securities repurchase agreement to return certain securities to the Group.

Gain on sale of investments occurred as a result of disposal of investments in equity securities to third parties in 2014.

During the period from February 15, 2013 through February 18, 2013, the Group disposed of 86.6% interest in Mechel Targoviste S.A., 86.6% interest in Mechel Campia Turzii S.A., 100% interest in Ductil Steel and 90.9% interest in Laminorul S.A. for a nominal consideration of 230 Romanian lei ($0.1 as of the date of agreement) paid in cash. The disposal is consistent with the Group’s strategy aimed at development of its core business. All the disposed companies related to the Steel segment. There were no significant write-downs of the carrying value of net assets to the fair value less cost to sell. The fair value of Group’s net receivables from the disposed companies as of the disposal date is $nil. Net loss on disposal of Romanian assets amounted to $79,997.

Gain on accounts payable with expired legal term constitutes gain on the write-off of payable amounts that were written-off due to legal liquidation of the creditors or expiration of the statute of limitation.

During the years ended December 31, 2014, 2013 and 2012, the Group received dividends from cost investments of $1, $285 and $25,981, respectively.